Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents are comprised of the following:

	As of December 31,
In thousands of USD	2023	2024
Cash at bank and in hand	29,367	54,067
Short-term deposits	6,116	1,293
Total Cash and cash equivalents	35,483	55,360